Term Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Term Loans
7.	Term Loans
SVB Term Loans
In August 2018, Old eFFECTOR entered into a Loan and Security Agreement (“LSA”) with Silicon Valley Bank (“SVB”), pursuant to which the Company may borrow up to $20.0 million, issuable in three separate tranches of $7.5 million (“Term Loan A”), $7.5 million (“Term Loan B”) and $5.0 million (“Term Loan C”), collectively referred to as the Term Loans. The Term Loan A became available to the Company at the effective date of the LSA on August 31, 2018 and the Company borrowed the $7.5 million under the Term Loan A on that date, receiving the cash proceeds on September 5, 2018. Term Loan B was immediately available commencing on the effective date of the LSA and ending on the earlier of 1) August 31, 2019, and 2) the occurrence of an event of default. The Company borrowed the $7.5 million under Term Loan B on November 19, 2018. Term Loan C was not drawn. The Term Loans had an interest-only period that commenced upon the borrowing of each tranche of the Term Loans with interest due and payable upon the first day of each month. The interest-only period ended August 31, 2020. The Company was required to make a final payment equal to 5.5% of the original aggregate principal amount of the Term Loans at maturity, which was accrued over the term of the debt arrangements. The Term Loans had a maturity date of February 1, 2023. In connection with the LSA, the Company issued two separate warrants, each to purchase up to 46,970 shares of Series C Preferred Stock at an exercise price of $5.33 per share, to SVB and Life Science Loans II, LLC (life science loan sector of SVB). The number of shares subject to each warrant as of December 31, 2020, was 35,227 in connection with the Term Loan A and Term Loan B. Each warrant was automatically exercised on a cashless basis on August 25, 2021, in connection with the completion of the Business Combination, for 16,477 shares of Common Stock.
The Term Loans carried an interest rate equal to the greater of 1.5% plus prime or 6.5%, with an effective interest rate at December 31, 2020, of 9.1% and 9.0% for Term Loan A and Term Loan B, respectively.
The Company recorded a debt discount of $0.2 million for the estimated fair value of warrants and debt issuance costs upon the borrowing of each Term Loan A and Term Loan B, which was being amortized to interest expense over the term of the loan using the effective-interest method. As of December 31, 2020, the Company had $13.0 million of outstanding principal under the Term Loans of which $12.9 million is reflected on the balance sheet net of debt discounts. Interest expense, including amortization of debt discount related to the SVB Term Loans, totaled zero and $0.3 million for the three months ended September 30, 2021 and 2020, respectively, and $0.2 million and $1.0 million for the nine months ended September 30, 2021 and 2020, respectively.
In March 2021, Old eFFECTOR repaid the SVB Term Loans using the proceeds from Oxford Term A Loans (defined below). The aggregate outstanding principal balance of SVB Term Loans A and B was $11.5 million at the date of repayment. The Company paid the entire outstanding principal balance, along with a final payment in the amount of $0.8 million (equal to 5.5% of the original aggregate principal amount), a prepayment fee of $0.1 million (equal to 1% of the original aggregate principal amount), and $37,000 of accrued interest. The Company recorded a loss on debt extinguishment in the amount of $0.5 million in connection with the transaction, which has been recorded in Loss on debt extinguishment on the Statement of Operations for the period. The loss on debt extinguishment includes the unamortized debt discount and final payment associated with Term Loan A and Term Loan B at the time of extinguishment along with the $0.1 million prepayment fee.
Oxford Term Loans
In March 2021, Old eFFECTOR entered into a Loan and Security Agreement (“Oxford LSA”) with Oxford Finance LLC (“Oxford”), pursuant to which the Company may borrow up to $30.0 million, issuable in two separate tranches of $20.0 million (“Term A Loans”) and $10.0 million (“Term B Loans”), collectively referred to as the Oxford Loans. The Term A Loans became available to the Company at the effective date of the Oxford LSA on March 19, 2021 and $12.5 million of the proceeds were used to pay off the outstanding SVB Term Loans. The remaining net proceeds from Term A Loans of $7.4 million, after taking into effect specified issuance and legal fees designated within the distribution letter, were distributed to the Company in March 2021. Term B Loans will only become available to the Company upon achievement of certain clinical development milestones (“Phase II Milestones”) and is available until the earlier of (i) May 31, 2022, (ii) forty-five days after the occurrence of the Phase II Milestones, and (iii) the occurrence of an event of default. The Term A Loans have an interest-only period that commences upon the borrowing with interest due and payable upon the first day of each month. The interest-only period ends May 1, 2023, provided that upon the funding of the Term B Loans the end date will be extended to May 1, 2024. The Company is required to make a final payment equal to 5.5% of each funded tranche at maturity, which has been recorded as a debt discount for the Term A Loan which is outstanding and is being amortized over the term of the debt arrangements. The Oxford Loans have a maturity date of March 18, 2026. In connection with the Oxford LSA, the Company issued warrants to purchase a total of 37,575 shares of Series C Preferred Stock at an exercise price of $5.33 per share. The warrants were automatically exercised on a cash basis on August 25, 2021, in connection with the completion of the Business Combination, for 17,575 shares of Common Stock.
The Oxford Loans carry a variable interest rate equal to the greater of (i) 7.7% and (ii) the sum of the prime rate plus 4.45%. The Company has the option to prepay all, but not less than all, of the borrowed amounts, provided that the Company will be obligated to pay a prepayment fee equal to (i) 3.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made prior to the first anniversary of the effective date of the Oxford LSA, (ii) 2.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made after the first anniversary of the effective date of the Oxford LSA but before the second anniversary, and (iii) 1.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made after the second anniversary of the effective date of the Oxford LSA but before the third anniversary. No prepayment fee will apply for a prepayment made after the third anniversary of the effective date of the Oxford LSA and prior to the maturity date.
The Company’s obligations under the Oxford LSA are secured by a first priority security interest in substantially all of its current and future assets, other than its owned intellectual property. The Company is also obligated to comply with various other customary covenants, including restrictions on its ability to encumber intellectual property assets without consent.
The Company recorded a debt discount of $1.5 million for the estimated fair value of warrants, debt issuance costs upon the borrowing of Term A Loans, and final payment to be made, which is being amortized to interest expense over the term of the loan using the effective-interest method. As of September 30, 2021, the Company had $20.0 million of outstanding principal under the Term A Loans of which $18.7 million is reflected on the balance sheet net of debt discounts. Interest expense, including amortization of debt discount related to the Oxford Term A Loans, totaled $0.5 million and $1.0 million for the three and nine months ended September 30, 2021. The Company is in compliance with all covenants under the Oxford LSA as of September 30, 2021. The

Term A Loans include customary events of default, including instances of a material adverse change in our operations, that may require prepayment of the outstanding Term A Loans. There have been no events of default as of the date of issuance of these financial statements.
Based on the outstanding principal amounts for the Company’s Term A Loans, the following table sets forth by year the Company’s required future principal payments as of September 30, 2021 (in thousands):

As of September 30, 2021
2023	$4,444
2024	6,667
2025	6,667
2026	2,222

Required future principal payments	$20,000
Unamortized debt discount	(1,337)

Non-current term loans, net as of September 30, 2021	$18,663

6.	Term Loans
SVB Term Loans
In August 2018, the Company entered into a Loan and Security Agreement (“LSA”) with Silicon Valley Bank (“SVB”), pursuant to which the Company could borrow up to $20.0 million, issuable in three separate tranches of $7.5 million (“Term Loan A”), $7.5 million (“Term Loan B”) and $5.0 million (“Term Loan C”), collectively referred to as the “Term Loans.” The Term Loan A became available to the Company at the effective date of the LSA on August 31, 2018 and the Company borrowed the $7.5 million under the Term Loan A on that date, receiving the cash proceeds in September 2018. Term Loan B was immediately available commencing on the effective date of the LSA and ending on the earlier of 1) August 31, 2019, and 2) the occurrence of an event of default. The Company borrowed the $7.5 million under Term Loan B in November 2018. Term Loan C was not drawn. The Term Loans had an interest-only period that commenced upon the borrowing of each tranche of the Term Loans with interest due and payable upon the first day of each month. The interest-only period ended August 31, 2020. The Company was required to make a final payment equal to 5.5% of the original aggregate principal amount of the Term Loans at maturity, which was accrued over the term of the debt arrangements. The Term Loans had a maturity date of February 1, 2023. In connection with the LSA, the Company issued two separate warrants, each to purchase up to 46,970 shares of Series C Preferred Stock at an exercise price of $5.33 per share, to SVB and Life Science Loans II, LLC (life science loan sector of SVB). The number of shares subject to the warrant were dependent on whether Term Loan A, Term Loan B and Term Loan C were drawn. The number of shares subject to each warrant as of December 31, 2020, was 35,227 in connection with the Term Loan A and Term Loan B. The warrants expire August 31, 2028.
The Term Loans carried an interest rate equal to the greater of 1.5% plus prime or 6.5%, with an effective interest rate at December 31, 2020, of 9.1% and 9.0% for Term Loan A and Term Loan B, respectively. The Company has the option to prepay all, but not less than all, of the borrowed amounts, provided that the Company would be obligated to pay a prepayment fee equal to (a) 2.0% of the outstanding principal balance of the applicable Term Loans if prepayment was made prior to the first anniversary of the effective date of the LSA or (b) 1.0% of the outstanding principal balance of the applicable Term Loans if prepayment was made after the first anniversary of the effective date of the LSA.
The Company’s obligations under the LSA were secured by a first priority security interest in substantially all of its current and future assets, other than its owned intellectual property. The Company was also obligated to comply with various other customary covenants, including restrictions on its ability to encumber intellectual property assets without consent.
The Company recorded a debt discount of $0.2 million for the estimated fair value of warrants and debt issuance costs upon the borrowing of each Term Loan A and Term Loan B, which was amortized to interest expense over the term of the loans using the effective-interest method. As of December 31, 2020, the Company had $13.0 million of outstanding principal under the Term Loans and $12.9 million is reflected on the balance sheet net of debt discounts. Interest expense, including amortization of debt discount related to the Term Loans, totaled $1.3 million and $1.4 million for the years ended December 31, 2020 and 2019, respectively. The Company was in compliance with all covenants under the LSA as of December 31, 2020. The Term Loans included customary events of default, including instances of a material adverse change in our operations, that could require prepayment of the outstanding Term Loans. The Company had not been notified of an event of default by SVB as of the date of issuance of these financial statements.
Based on the outstanding principal amounts for the Company’s Term Loans, the following table sets forth by year the Company’s required future principal payments (in thousands):

Years ended December 31,
2021	6,000
2022	6,000
2023	1,000

$13,000

The Term Loans were repaid in March 2021 using the proceeds from the Oxford term loans described below.
Oxford Term Loans
In March 2021, the Company entered into a Loan and Security Agreement (“Oxford LSA”) with Oxford Finance LLC (“Oxford”), pursuant to which the Company may borrow up to $30.0 million, issuable in two separate tranches of $20.0 million (“Term A Loan”) and $10.0 million (“Term B Loan”), collectively referred to as the “Oxford Loans”. The Term A Loan became available to the Company at the effective date of the Oxford LSA on March 19, 2021 and $12.5 million of the proceeds were used to pay off the outstanding SVB Term Loans. The remaining net proceeds from Term A Loan of $7.4 million, net of specified issuance and legal fees, were distributed to the Company in March 2021. The Term B Loan will only become available to the Company upon achievement of certain clinical development milestones (“Phase II Milestones”) and is available until the earliest of (i) May 31, 2022, (ii) forty-five days after the occurrence of the Phase II Milestones, and (iii) the occurrence and continuance of an event of default. The Term A Loan has an interest-only period that commences upon the first borrowing, with interest due and payable upon the first day of each month. The interest-only period ends May 1, 2023, provided that upon the funding of the Term B Loan, the interest-only period end date will be extended to May 1, 2024 (the “Amortization Date”). The Company is required to make a final payment equal to 5.5% of each funded tranche at the earliest of (i) the maturity date, (ii) the acceleration of the Oxford Loans or (iii) the prepayment date if the Oxford Loans are prepaid prior to the maturity date. Commencing on the Amortization Date, the Company will make equal monthly payments of principal based on a repayment schedule of thirty six months if the Amortization Date is May 1, 2023 and twenty four months if the Amortization Date is May 1, 2024. The Oxford Loans have a maturity date of March 18, 2026. In connection with the Oxford LSA, the Company issued warrants to purchase a total of 37,575 shares of Series C Convertible Preferred Stock at an exercise price of $5.33 per share. The warrants expire May 19, 2031 and are fully exercisable upon issuance.
The Oxford Loans carry a variable interest rate equal to the greater of (i) 7.7% and (ii) the sum of the prime rate (with a floor of 3.25%) plus 4.45%. The Company has the option to prepay all, but not less than all, of the borrowed amounts, provided that the Company will be obligated to pay a prepayment fee equal to (i) 3.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made prior to the first anniversary of the effective date of the Oxford LSA, (ii) 2.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made after the first anniversary of the effective date of the Oxford LSA but before the second anniversary, and (iii) 1.0% of the outstanding principal balance of the applicable Oxford Loans if prepayment is made after the second anniversary of the effective date of the Oxford LSA but before the third anniversary. No prepayment fee will apply for a prepayment made after the third anniversary of the effective date of the Oxford LSA and prior to the maturity date.
The Company’s obligations under the Oxford LSA are secured by a first priority security interest in substantially all of its current and future assets, other than its owned intellectual property. The Company is also obligated to comply with various other customary covenants, including restrictions on its ability to encumber intellectual property assets without consent.